UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8985

LMP Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, N.Y.		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

LMP CORPORATE LOAN FUND INC.

FORM N-Q

DECEMBER 31, 2011

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)

December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED SENIOR LOANS (a) — 89.9%
Aerospace/Defense — 1.3%
DigitalGlobe Inc., Term Loan B	5.750%	10/7/18	$1,200,000	$1,182,000
Transdigm Inc., New Term Loan B	4.000%	2/14/17	1,141,788	1,133,938
Total Aerospace/Defense				2,315,938
Air Transport — 0.7%
United Airlines Inc., Term Loan B	2.313%	2/3/14	1,293,078	1,240,805
Automotive — 3.3%
Autoparts Holdings Ltd., First Lien Term Loan	6.500%	7/28/17	199,500	199,625
Autoparts Holdings Ltd., Second Lien Term Loan	10.500%	1/29/18	900,000	873,000
HHI Holdings LLC, New Term Loan B	7.000 - 7.500%	3/21/17	690,677	683,770
KAR Auction Services Inc., Term Loan B	5.000%	5/19/17	1,827,732	1,807,219
Metaldyne Co. LLC, New Term Loan B	5.250%	5/18/17	2,072,380	2,051,656
UCI International Inc., New Term Loan B	5.500%	7/26/17	455,126	456,833
Total Automotive				6,072,103
Beverage and Tobacco — 0.2%
B&G Foods Inc., Term Loan B	4.500%	11/30/18	425,688	427,418
Broadcast Radio and Television — 2.5%
Cumulus Media Inc., Term Loan	5.750%	9/17/18	906,289	889,107
LIN Television Corp., Term Loan B	5.000%	12/21/18	553,957	551,880
Mood Media Corp., Second Lien Term Loan	10.250%	10/31/18	675,000	627,750
National CineMedia LLC, Term Loan B	2.050%	2/13/15	357,721	345,984
Univision Communications Inc., Extended Term Loan	4.546%	3/31/17	678,798	607,737
Weather Channel, New Term Loan B	4.250%	2/13/17	1,535,085	1,534,765
Total Broadcast Radio and Television				4,557,223
Building and Development — 0.9%
CPG International Inc., New Term Loan B	6.000%	2/18/17	489,519	470,551
Custom Building Products Inc., Term Loan B	5.750%	3/19/15	410,884	407,802
Panolam Industries International Inc., Extended First Lien Term Loan	8.250%	12/31/13	875,420	838,214
Total Building and Development				1,716,567
Business Equipment and Services — 8.3%
Affinion Group Inc., Tranche B Term Loan	5.000%	10/10/16	1,645,047	1,462,035
Altegrity Inc., Term Loan	3.037%	2/21/15	860,242	801,101
Belfor USA Group Inc., Term Loan B	4.500 - 5.250%	4/5/17	1,768,570	1,764,148
Bright Horizons Family Solutions Inc., Term Loan B	4.300 - 6.250%	5/28/15	1,474,721	1,464,583
Dealer Computer Services Inc., New Term Loan B	3.750%	4/20/18	1,271,221	1,266,771
Deluxe Entertainment Services Group Inc., Second Lien Term Loan	11.000%	11/11/13	1,000,000	985,000
Deluxe Entertainment Services Group Inc., Tranche A Credit-Linked Deposit	6.250%	5/11/13	74,486	74,253
Deluxe Entertainment Services Group Inc., Tranche B Term Loan	6.250%	5/11/13	1,013,003	1,009,837
InfoGroup Inc., New Term Loan	5.750%	5/22/18	1,326,131	1,220,041
Intralinks Inc., Term Loan	5.750%	6/15/14	923,290	895,591
Kronos Inc., Incremental Term Loan	—	12/21/17	582,000	581,272	(b)
N.E.W Holdings I LLC, Secured Term Loan	6.000%	3/23/16	908,139	842,299
Sabre Inc., Term Loan B	2.296 - 2.428%	9/30/14	1,160,071	961,408
SNL Financial LLC, Term Loan B	8.500%	8/10/18	1,308,438	1,311,709
Web.com Group Inc., Term Loan B	7.000%	10/27/17	600,000	556,500
Total Business Equipment and Services				15,196,548

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Cable and Satellite Television — 3.6%
Bragg Communications Inc., Term Loan B2	3.023%	8/31/14	$1,360,618	$1,347,012
Insight Midwest Holdings LLC, Initial Term Loan	2.020%	4/7/14	1,457,942	1,445,185
Mediacom Illinois LLC, Tranche D Term Loan	5.500%	3/31/17	1,969,773	1,949,461
Telesat Canada, U.S. Term I Loan	3.300%	10/31/14	1,659,039	1,645,905
Telesat Canada, U.S. Term II Loan	3.300%	10/31/14	142,512	141,384
Total Cable and Satellite Television				6,528,947
Chemicals/Plastics — 4.5%
General Chemical Corp., New Term Loan	5.000 - 5.750%	10/6/15	633,790	630,885
Huish Detergents Inc., Second Lien Term Loan	4.510%	10/26/14	1,675,000	1,325,344
Kik Custom Products Inc., Canadian Term Loan	2.530%	6/2/14	91,618	78,563
Kik Custom Products Inc., First Lien Term Loan	2.530%	6/2/14	534,439	458,282
Kik Custom Products Inc., Second Lien Term Loan	5.270%	11/28/14	1,583,334	1,018,611
Momentive Specialty Chemicals Inc., Extended Term Loan C4	4.188%	5/5/15	783,195	751,871
Momentive Specialty Chemicals Inc., Term Loan C5	2.875%	5/6/13	766,383	731,895
Omnova Solutions Inc., Term Loan B	5.750%	5/31/17	667,953	657,934
PolyOne Corp., Term Loan	5.000%	12/20/17	207,856	208,547
Rockwood Specialties Group Inc., New Term Loan B	3.500%	2/9/18	907,513	911,862
Styron S.A.R.L LLC, New Term Loan B	6.000%	8/2/17	1,517,952	1,314,293
Total Chemicals/Plastics				8,088,087
Conglomerates — 0.2%
Capital Safety Group Ltd., Term Loan B	—	12/14/18	411,227	409,685	(b)
Containers and Glass Products — 1.4%
Berry Plastics Corp., Term Loan C	2.278%	4/3/15	989,610	946,040
Reynolds Group Holdings Inc., Tranche B Term Loan	6.500%	2/9/18	1,162,130	1,153,414
Reynolds Group Holdings Inc., Tranche C Term Loan	6.500%	8/9/18	493,397	491,393
Total Containers and Glass Products				2,590,847
Cosmetics/Personal Care — 0.5%
VI-Jon, Term Loan B	2.535 - 2.546%	4/24/14	906,542	831,752
Drugs — 2.7%
Aptalis Pharma Inc., Term Loan B	5.500%	2/10/17	840,474	827,867
Capsugel Holdings US Inc., Term Loan	5.250%	8/1/18	1,214,187	1,217,830
Catalent Pharma Solutions, Dollar Term Loan	2.546%	4/10/14	1,078,462	1,040,267
Grifols Inc., Term Loan B	6.000%	6/1/17	1,865,882	1,864,133
Total Drugs				4,950,097
Ecological Services and Equipment — 0.9%
Waste Industries U.S.A. Inc., Term Loan B	4.750%	3/17/17	1,599,721	1,571,726
Electronics/Electric — 6.5%
Applied Systems Inc., First Lien Term Loan	5.500%	12/8/16	332,888	326,439
Applied Systems Inc., Second Lien Term Loan	9.250%	6/8/17	400,000	387,875
Attachmate Corp., New Term Loan B	6.500%	4/27/17	714,420	701,917
Blackboard Inc., Term Loan B	7.500%	10/4/18	937,500	892,969
CDW Corp., Term Loan	3.778%	10/10/14	1,464,576	1,440,777
Eagle Parent Inc., New Term Loan	5.000%	5/16/18	1,629,229	1,538,264
MSCI Inc., Term Loan B1	3.750%	3/14/17	850,144	857,052
Nxp B.V., Term Loan A2	5.500%	3/3/17	1,022,842	975,536

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electronics/Electric — continued
Sungard Data Systems Inc., Incremental Term Loan	3.778%	2/28/14	$100,000	$99,031
VeriFone Inc., New Term Loan B	—	12/31/18	1,169,492	1,170,223	(b)
Verint Systems Inc., Term Loan	4.500%	10/27/17	783,248	777,374
Vertafore Inc., Second Lien Term Loan	9.750%	10/27/17	800,000	778,000
Vertafore Inc., Term Loan	5.250%	7/29/16	1,831,506	1,793,350
Total Electronics/Electric				11,738,807
Financial Intermediaries — 3.6%
Fifth Third Processing Solutions LLC, Term Loan B1	4.500%	11/3/16	1,291,076	1,290,000
First Data Corp., Term Loan B1	3.044%	9/24/14	2,023,313	1,832,502
Moneygram International Inc., Term Loan B	4.500%	11/17/17	1,050,000	1,036,875
Ocwen Financial Corp., Term Loan B	7.000%	9/1/16	548,976	542,113
Openlink International Intermediate Inc., Initial Term Loan	7.750%	10/30/17	520,775	522,728
Springleaf Finance Corp., Term Loan	5.500%	5/10/17	941,577	821,821
US FT Holdco Inc., Term Loan B	7.500 - 8.250%	11/30/17	563,670	557,681
Total Financial Intermediaries				6,603,720
Food Products — 2.7%
Del Monte Foods Co., Term Loan	4.500%	3/8/18	1,097,485	1,045,354
Michael Foods Group Inc., Term Loan	4.250%	2/23/18	1,903,333	1,881,920
NPC International Inc., New Term Loan B	—	12/28/18	305,221	305,221	(b)
Pinnacle Foods Holdings Corp., Tranche B Term Loan	2.771 - 2.872%	4/2/14	995,457	973,364
Pinnacle Foods Holdings Corp., Tranche D Term Loan	6.000 - 6.500%	4/2/14	604,543	607,869
Total Food Products				4,813,728
Food Service — 2.7%
Advantage Sales & Marketing Inc., Second Lien Term Loan	9.250%	6/18/18	400,000	394,000
Burger King Corp., New Term Loan B	4.500%	10/19/16	1,658,780	1,633,553
DineEquity Inc., New Term Loan B	4.250 - 5.250%	10/19/17	1,007,632	995,289
Dunkin’ Brands Inc., New Term Loan B2	4.000%	11/23/17	1,989,141	1,962,204
Total Food Service				4,985,046
Food/Drug Retailers — 1.3%
BJ’s Wholesale Club Inc., Term Loan B	—	9/28/18	750,000	753,649	(b)
General Nutrition Centers Inc., New Term Loan B	4.250%	3/2/18	1,126,736	1,115,469
Great Atlantic & Pacific Tea Co., DIP Term Loan	8.750%	6/15/12	418,052	420,490
Total Food/Drug Retailers				2,289,608
Forest Products — 1.4%
Cenveo Corp., Term Loan B	6.250%	12/21/16	997,973	988,306
Clarke American Corp., Term Loan B	2.796 - 3.079%	6/30/14	1,575,258	1,340,938
NewPage Corp., DIP Term Loan	8.000%	3/7/13	265,919	269,575
Total Forest Products				2,598,819
Healthcare — 12.6%
AMN Healthcare Inc., Term Loan B	7.250%	6/23/15	1,352,845	1,295,350
Ardent Medical Services Inc., Add on Term Loan B	6.500%	9/18/15	436,670	433,941
Ardent Medical Services Inc., First Lien Term Loan	6.500%	9/15/15	1,146,988	1,139,820
Biomet Inc., Term Loan B	3.294 - 3.574%	3/25/15	1,831,690	1,787,533
CareStream Health Inc., Term Loan B	5.000%	2/25/17	2,332,032	2,113,404
CHG Companies Inc., New Term Loan B	5.500%	10/7/16	1,168,760	1,167,299
CHG Companies Inc., Second Lien Term Loan	11.250%	4/5/17	425,000	426,062
Community Health Systems Inc., Extended Term Loan B	3.796 - 4.023%	1/25/17	1,758,316	1,704,833

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Healthcare — continued
DaVita Inc., New Term Loan B	4.500%	10/20/16	$1,048,349	$1,048,873
DJO Finance LLC, New Term Loan B	3.296%	5/20/14	1,356,714	1,304,990
HCA Inc., Extended Term Loan B3	3.546%	5/1/18	2,231,309	2,114,629
Iasis Healthcare LLC, Term Loan	5.000%	5/3/18	1,492,481	1,443,976
Kinetic Concepts Inc., Term Loan B	7.000%	5/4/18	300,000	303,082
Kinetic Concepts Inc., Term Loan B2	6.500%	11/4/16	700,000	699,708
MedAssets Inc., New Term Loan	5.250%	11/16/16	481,135	480,233
Multiplan Inc., New Term Loan B	4.750%	8/26/17	1,388,720	1,327,963
Pharmaceutical Product Development Inc., Term Loan B	6.250%	12/5/18	780,000	779,025
Select Medical Corp., New Term Loan B	5.500 - 6.000%	5/25/18	1,265,892	1,211,037
Universal Health Services Inc., New Term Loan B	3.750%	11/15/16	1,686,969	1,686,328
Vanguard Health Holding Co. II LLC, Term Loan B	5.000%	1/29/16	380,000	373,508
Total Healthcare				22,841,594
Home Furnishings — 0.2%
Sleep Innovations Inc., Second Lien PIK Term Loan	11.500%	3/5/15	346,302	384,396
Hotels/Motels/Inns and Casinos — 0.5%
Ameristar Casinos Inc., Term Loan B	4.000%	4/13/18	261,814	262,032
Kalispel Tribal Economic Authority, Term Loan B	7.500%	2/22/17	778,485	723,991
Total Hotels/Motels/Inns and Casinos				986,023
Industrial Equipment — 4.5%
Brock Holdings III Inc., New Second Lien Term Loan	10.000%	3/16/18	400,000	368,500
Brock Holdings III Inc., New Term Loan B	6.000%	3/16/17	486,099	472,731
Colfax Corp., Term Loan B	—	12/7/18	818,639	820,046	(b)
Goodman Global Holdings Inc., First Lien Term Loan	5.750%	10/28/16	807,415	808,296
Goodman Global Holdings Inc., Second Lien Term Loan	9.000%	10/30/17	253,441	255,078
NES Rentals Holdings Inc., Second Lien Term Loan	10.000%	7/20/13	1,613,176	1,516,385
Sensata Technologies Finance Co. LLC, New Term Loan	4.000%	5/11/18	1,478,439	1,467,350
TriMas Corp., New Term Loan B	4.250%	6/21/17	860,705	856,401
Veyance Technologies Inc., Delayed Draw Term Loan	2.800%	7/31/14	210,526	195,702
Veyance Technologies Inc., Initial Term Loan	2.800%	7/31/14	1,469,847	1,366,345
Total Industrial Equipment				8,126,834
Insurance — 1.5%
Asurion Corp., New First Lien Term Loan	5.500%	5/24/18	1,021,364	1,008,597
Asurion Corp., New Second Lien Term Loan	9.000%	5/24/19	1,700,000	1,683,000
Total Insurance				2,691,597
Leisure — 2.6%
Carmike Cinemas Inc., Term Loan B	5.500%	1/27/16	1,232,559	1,225,780
Cedar Fair L.P., New Term Loan B	4.000%	12/15/17	710,971	710,701
Lodgenet Entertainment Corp., Term Loan	6.500%	4/4/14	1,212,182	1,062,174
Zuffa, Incremental Term Loan	7.500%	6/19/15	368,137	369,364
Zuffa, Term Loan B	2.313%	6/19/15	1,491,539	1,431,412
Total Leisure				4,799,431
Nonferrous Metals/Materials — 1.2%
JMC Steel Group Inc., Term Loan	4.750%	4/3/17	1,332,372	1,323,213

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nonferrous Metals/Materials — continued
Walter Energy Inc., Term Loan B	4.000%	4/2/18	$789,796	$784,942
Total Nonferrous Metals/Materials				2,108,155
Oil & Gas — 3.8%
Alon USA Energy Inc., Edgington Term Loan	2.546 - 2.773%	8/2/13	307,154	290,452
Alon USA Energy Inc., Paramount Term Loan	2.546 - 2.773%	8/2/13	2,457,256	2,323,643
Gibson Energy, Term Loan B	5.750%	6/15/18	1,492,500	1,494,988
Hercules Offshore Inc., Term Loan B	7.500%	7/11/13	1,097,647	1,077,066
Western Refining Inc., New Term Loan B	7.500%	3/15/17	1,796,158	1,807,384
Total Oil & Gas				6,993,533
Publishing — 2.0%
Cengage Learning Acquisitions Inc., Tranche 1 Incremental	7.500%	7/3/14	789,770	736,460
Getty Images Inc., New Term Loan	5.250%	11/7/16	1,128,642	1,132,403
Lamar Media Corp., Term Loan B	4.000%	12/30/16	930,531	929,078
Quad/Graphics Inc., New Term Loan B	4.000%	7/26/18	753,353	745,178
Total Publishing				3,543,119
Retailers — 5.5%
99 Cents Only Stores, Term Loan B	—	12/28/18	515,957	511,442	(b)
Bass Pro Group LLC, Term Loan	5.250%	6/13/17	1,529,445	1,517,337
J Crew Operating Corp., New Term Loan B	4.750%	3/7/18	603,771	568,752
Lord & Taylor Ltd., Term Loan B	—	12/21/18	1,000,000	997,500	(b)
Michaels Stores Inc., Extended Term Loan B3	4.938 - 5.125%	7/29/16	1,519,350	1,497,130
Neiman Marcus Group Inc., New Term Loan	4.750%	5/16/18	2,135,000	2,065,168
Petco Animal Supplies Inc., New Term Loan	4.500%	11/24/17	1,485,000	1,451,190
Toys ‘R’ Us-Delaware Inc., Incremental Term Loan B2	5.250%	5/25/18	1,492,500	1,464,516
Total Retailers				10,073,035
Steel — 0.6%
SunCoke Energy Inc., Term Loan B	4.000 - 5.250%	7/26/18	1,127,762	1,113,665
Telecommunications/Cellular Communications — 3.4%
Alaska Communications Systems Holdings Inc., Term Loan B	5.500%	10/21/16	561,914	527,731
Entercom Radio LLC, Term Loan B	6.250 - 7.250%	11/23/18	802,712	798,950
Intelsat Jackson Holdings S.A., Tranche B Term Loan	5.250%	4/2/18	1,490,006	1,486,903
MetroPCS Wireless Inc., Tranche B2	4.134%	11/3/16	1,726,940	1,695,280
MetroPCS Wireless Inc., Tranche B3	4.063%	3/16/18	288,818	281,597
NeuStar Inc., Term Loan B	5.000%	11/8/18	588,272	589,742
nTelos Inc., New Term Loan B	4.000%	8/7/15	797,318	789,345
Total Telecommunications/Cellular Communications				6,169,548
Transportation — 0.8%
Emergency Medical Services Corp., Term Loan	5.250%	5/25/18	1,492,481	1,459,523
Utilities — 1.5%
Calpine Corp., New Term Loan	4.500%	4/2/18	1,336,722	1,312,216
FirstLight Power Resources Inc., Second Lien Term Loan	4.813%	5/1/14	250,000	227,917
TPF Generation Holdings LLC, Second Lien Term Loan C	4.829%	12/15/14	830,000	778,125
TPF Generation Holdings LLC, Synthetic Letter of Credit	2.479%	12/13/13	154,214	148,971

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utilities — continued
TPF Generation Holdings LLC, Term Loan B	2.579%	12/13/13	$257,273	$248,526
Total Utilities				2,715,755
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $166,303,048)				163,533,679
UNCOLLATERALIZED SENIOR LOANS (a) — 0.7%
Clothing/Textiles — 0.7%
Levi Strauss & Co., Term Loan (Cost - $1,150,085)	2.546%	3/27/14	1,398,319	1,365,109
CORPORATE BONDS & NOTES — 7.6%
CONSUMER DISCRETIONARY — 2.0%
Media — 2.0%
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	1,000,000	722,500	(c)
Cenveo Corp., Secured Notes	8.875%	2/1/18	960,000	842,400
Cequel Communications Holdings I LLC and Cequel Capital Corp., Senior Notes	8.625%	11/15/17	1,000,000	1,065,000	(c)
National CineMedia LLC, Senior Notes	7.875%	7/15/21	1,000,000	996,250
TOTAL CONSUMER DISCRETIONARY				3,626,150
ENERGY — 1.3%
Energy Equipment & Services — 0.6%
Geokinetics Holdings USA Inc.	9.750%	12/15/14	1,750,000	1,111,250
Oil, Gas & Consumable Fuels — 0.7%
Stallion Oilfield Holdings Ltd., Senior Secured Notes	10.500%	2/15/15	799,000	858,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	7.875%	10/15/18	392,000	415,520
Total Oil, Gas & Consumable Fuels				1,274,445
TOTAL ENERGY				2,385,695
HEALTH CARE — 1.0%
Health Care Providers & Services — 0.4%
Select Medical Holdings Corp., Senior Notes	6.267%	9/15/15	1,000,000	845,000	(d)
Pharmaceuticals — 0.6%
Catalent Pharma Solutions Inc., Senior Notes	9.500%	4/15/15	1,000,000	1,032,500	(e)
TOTAL HEALTH CARE				1,877,500
INDUSTRIALS — 0.6%
Machinery — 0.6%
Briggs & Stratton Corp.	6.875%	12/15/20	1,050,000	1,081,500
MATERIALS — 0.1%
Chemicals — 0.1%
Omnova Solutions Inc., Senior Notes	7.875%	11/1/18	188,000	163,560	(c)
TELECOMMUNICATION SERVICES — 1.8%
Diversified Telecommunication Services — 1.8%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	500,000	508,750
Qwest Corp., Senior Notes	3.796%	6/15/13	2,659,000	2,679,775	(d)
TOTAL TELECOMMUNICATION SERVICES				3,188,525
UTILITIES — 0.8%
Independent Power Producers & Energy Traders — 0.8%
NRG Energy Inc., Senior Notes	7.625%	1/15/18	1,500,000	1,507,500
TOTAL CORPORATE BONDS & NOTES (Cost — $14,541,058)				13,830,430

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

December 31, 2011

SECURITY			SHARES	VALUE
COMMON STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
Mark IV LLC - Class A Shares			4,912	$194,024	*(f)
Textiles, Apparel & Luxury Goods— 0.0%
Comfort Co. Inc.			3,664	0	*(f)(g)(h)
TOTAL CONSUMER DISCRETIONARY				194,024
ENERGY — 0.4%
Oil, Gas & Consumable Fuels— 0.4%
SemGroup Corp., Class A Shares			24,938	649,884	*
TOTAL COMMON STOCKS (Cost — $687,306)				843,908
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $182,681,497)				179,573,126

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS — 1.3%
U.S. Government Agencies — 1.3%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $2,356,000)	0.001%	1/3/12	$2,356,000	2,356,000	(i)
TOTAL INVESTMENTS — 100.0% (Cost — $185,037,497#)				$181,929,126

*	Non-income producing security.
(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b)	All or a portion of this loan is unfunded as of December 31, 2011. The interest rate for fully unfunded term loans is to be determined.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
(g)	Value is less than $1.
(h)	Illiquid security.
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	Second Lien	- Subordinate Lien to First Lien
	Term	- Term loan typically with a First Lien on specified assets

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Collateralized senior loans	—	$163,533,679	—	$163,533,679
Uncollateralized senior loans	—	1,365,109	—	1,365,109
Corporate bonds & notes	—	13,830,430	—	13,830,430
Common stocks:
Consumer discretionary	—	—	$194,024	194,024
Energy	$649,884	—	—	649,884
Total long-term investments	$649,884	$178,729,218	$194,024	$179,573,126
Short-term investments†	—	2,356,000	—	2,356,000
Total investments	$649,884	$181,085,218	$194,024	$181,929,126

Notes to Schedule of Investments (unaudited) (continued)

†See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY
Balance as of September 30, 2011	$216,128
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	(22,104)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2011	$194,024
Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2011(1)	$(22,104)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Senior loans. The Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions (“Lenders”) represented in each case by one or more such Lenders acting as agent of the Lenders. On behalf of the Lenders, the agent will be primarily responsible for negotiating the loan agreement that establishes the relative terms and conditions of the Senior Loan and rights of the borrower and the Lenders. Also, an agent typically administers the terms of the loan agreement and is responsible for the monitoring of collateral and collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all investors which are parties to the loan agreement. The Fund may act as one of the group of Lenders in a Senior Loan, and purchase assignments and participations in Senior Loans from third parties. Senior Loans are subject to credit risks, including the risk of nonpayment of scheduled interest or loan payments.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(c) Security transactions.  Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,683,825
Gross unrealized depreciation	(4,792,196)
Net unrealized depreciation	$(3,108,371)

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2011, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”).  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  February 27, 2012

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:  February 27, 2012